Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Schedule of Summarized the Aging of the Accounts Receivable

The table below summarized the aging of the accounts receivable as of December 31, 2024 and 2023.

Aging of accounts receivable as of December 31, 2023	Outstanding balance	Subsequent collection(1)
1 to 90 days	$13,532,753	$13,165,644
91 to 180 days	4,810,095	3,773,963
Over 180 days	142,122	138,468
Over one year	287,967	277,508
Over two years	3,065,031	223,928
Total	$21,837,968	$17,579,511

Aging of accounts receivable as of December 31, 2024	Outstanding balance	Subsequent collection(1)
1 to 90 days	$20,975,902	$13,400,167
91 to 180 days	4,951,182	4,665,391
Over 180 days	528,050	92,797
Over one year	924,875	-
Over two years	2,763,678	-
Total	$30,143,687	$18,158,355

(1)	the Company reviewed the subsequent collection until March 20, 2025.

Schedule of Estimated Useful Lives

Property, plant and equipment as of December 31, 2024 and 2023 consisted of the following:

	December 31,	December 31,
	2024	2023
At cost:
Buildings	$60,987,458	$61,964,058
Machinery and equipment	72,611,558	74,520,599
Office equipment	1,385,389	1,474,944
Motor vehicles and other transport equipment	608,610	695,383
Molds and others	2,468,862	13,011,196
	138,061,877	151,666,180
Less: Accumulated depreciation	(50,791,146)	(52,862,408)
Less: provision for impairment for fixed assets	(23,767,121)	-
Property, plant and equipment, net	$63,503,610	$98,803,772

Schedule of Assets and liabilities are Translated at the Exchange Rates as of Balance Sheet Date

Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditures are translated at the average exchange rate of the reporting period, which rates are obtained from the website: http://www.oanda.com

	December 31,	December 31,
	2024	2023
Period end RMB: USD exchange rate	7.2975	7.0698
Average RMB: USD exchange rate	7.1862	7.0727

Schedule of Consolidated Statements of Operations Information

Consolidated Statements of Operations Information

	For the year ended December 31, 2022
.	Parent including non-VIE subsidiaries	VIE*	Elimination	Consolidated
Revenues	$117,813,049	$-	$-	$117,813,049
Gross profit	$19,517,726	$-	$-	$19,517,726
Loss from operations	$(27,679,432)	$-	$-	$(27,679,432)
Loss before income taxes	$(13,338,534)	$-	$-	$(13,338,534)
Net loss	$(12,851,024)	$-	$-	$(12,851,024)

*	Effective March 14, 2022, the Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies and the VIE agreements were terminated. The Company no longer has any VIE as of the date of this report.

Schedule of Consolidated Balance Sheets Information

Consolidated Balance Sheets Information

	As of December 31, 2022
	Parent including non-VIE subsidiaries	VIE*	Elimination	Consolidated
Cash and cash equivalents	$84,063,717	$-	$-	$84,063,717
Total current assets	$329,322,973	$-	$-	$329,322,973
Total non-current assets	$153,659,303	$-	$-	$153,659,303
Total current liabilities	$81,505,848	$-	$-	$81,505,848
Total non-current liabilities	$3,783,457	$-	$-	$3,783,457
Total stockholders’ equity	$397,692,971	$-	$-	$397,692,971

*	Effective March 14, 2022, the Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies and the VIE agreements were terminated. The Company no longer has any VIE as of the date of this report.
	As of December 31, 2022
	Parent including non-VIE subsidiaries	Consolidated	% of VIE’s assets and liabilities in consolidated assets and liabilities
Cash and cash equivalents	$84,063,717	$84,063,717	-
Total current assets	$329,322,973	$329,322,973	-
Total non-current assets	$153,659,303	$153,659,303	-
Total current liabilities	$81,505,848	$81,505,848	-
Total non-current liabilities	$3,783,457	$3,783,457	-
Total stockholders’ equity	$397,692,971	$397,692,971	-

*	Effective March 14, 2022, the Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies and the VIE agreements were terminated. The Company no longer has any VIE as of the date of this report.

Schedule of Consolidated Cash Flows Information

Consolidated Cash Flows Information

	For the year ended December 31, 2022
	Parent including non-VIE subsidiaries	VIE*	Elimination	Consolidated
Net cash provided by operating activities	$31,478,911	$-	$-	$31,478,911
Net cash used in investing activities	$(35,031,115)	$-	$-	$(35,031,115)
Net cash used in financing activities	$(4,333,088)	$-	$-	$(4,333,088)

*	Effective March 14, 2022, the Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies and the VIE agreements were terminated. The Company no longer has any VIE as of the date of this report.

Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Buildings	20-40 years
Machinery and equipment	10 years
Office equipment	5 years
Motor vehicles	5 years
Molds	5 years